Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
12.
Property, plant and equipment

Property, plant and equipment comprised the following (in thousands):

	Freehold land	Leasehold improvements	Fixtures and fittings	Motor vehicles	Plant, machinery and equipment	Totals
Cost
At January 1, 2021	$19,569	$65,448	$19,195	$201	$21,886	$126,299
Additions	—	12,264	8,167	108	7,895	28,434
Additions acquired through business combinations (1)	—	6	43	—	159	208
Disposals	—	(3,219)	(1,045)	—	(1,037)	(5,301)
Transfers	—	(2,383)	85	—	2,305	7
Foreign exchange movements	(1,545)	(2,851)	(1,370)	(7)	(991)	(6,764)
At December 31, 2021	18,024	69,265	25,075	302	30,217	142,883
Additions	3,455	7,906	6,432	2	4,403	22,198
Additions acquired through business combinations (1)	—	6	4	—	243	253
Disposals	—	—	(150)	(86)	(639)	(875)
Transfers	—	(302)	287	—	15	—
Foreign exchange movements	(894)	(3,081)	(2,001)	(9)	(2,020)	(8,005)
At December 31, 2022	$20,585	$73,794	$29,647	$209	$32,219	$156,454
Accumulated depreciation and impairment
At January 1, 2021	$-	$(17,027)	$(7,701)	$(130)	$(12,359)	$(37,217)
Depreciation for year	—	(6,615)	(3,589)	(29)	(5,300)	(15,533)
Disposals	—	3,095	1,008	—	998	5,101
Foreign exchange movements	—	919	446	7	457	1,829
At December 31, 2021	—	(19,628)	(9,836)	(152)	(16,204)	(45,820)
Depreciation for year	—	(6,486)	(3,943)	(38)	(5,893)	(16,360)
Impairment for year	—	(6,949)	(227)	—	(1,248)	(8,424)
Disposals	—	—	150	86	639	875
Foreign exchange movements	—	2,304	875	1	1,236	4,416
At December 31, 2022	$-	$(30,759)	$(12,981)	$(103)	$(21,470)	$(65,313)
Net book value
At December 31, 2021	$18,024	$49,637	$15,239	$150	$14,013	$97,063
At December 31, 2022	$20,585	$43,035	$16,666	$106	$10,749	$91,141

(1) Refer to Note 31, Business combinations for details

Included within Leasehold improvements is $4.4 million (2021: $9.2 million) of assets that are under the course of construction. Depreciation will commence once they are available for use.

Depreciation for all property, plant and equipment is recorded in Selling, general and administrative expenses within the Consolidated statement of operations.

There were no impairment losses relating to property, plant and equipment in the year ended December 31, 2021. Refer to Note 11, Intangible assets for further detail regarding the Browns and other smaller CGUs impairments for the year ended December 31, 2022.